UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22043
Van Kampen Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)   (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 10/31/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate Senior Loan Interests ** 114.3%
	Aerospace/Defense 1.1%
$4,383	Decrane Aircraft Holdings, Inc., Term Loan	6.96%	02/21/13	$3,747,145
2,241	IAP Worldwide Services, Inc., Term Loan (a)	9.06	12/30/12	1,501,659
1,580	Sequa Corp., Term Loan	6.25	12/03/14	1,186,768
3,000	Wesco Aircraft Hardware Corp., Term Loan	8.87	03/28/14	2,302,500

				8,738,072

	Automotive 3.1%
24,739	Ford Motor Co., Term Loan	7.59	12/16/13	13,747,848
4,564	Metokote Corp., Term Loan	6.12 to 6.73	11/27/11	3,560,075
1,333	Navistar International Corp., Revolving Credit Agreement	5.90 to 6.42	01/19/12	933,333
3,667	Navistar International Corp., Term Loan	6.42	01/19/12	2,566,667
1,010	Precision Partners, Inc., Term Loan	9.78	08/26/13	817,895
3,213	Textron Fastening Systems, Term Loan	7.26	08/11/13	2,988,162

				24,613,980

	Banking 0.4%
3,980	Dollar Financial Corp., Term Loan	6.52	10/30/12	3,084,264

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco 8.1%
$9,979	Birds Eye Foods Investments, Inc., Term Loan (a)	7.32%	07/11/12	$7,234,450
4,784	Coleman Natural Foods, LLC, Term Loan	7.39 to 7.50	08/22/12	3,779,367
4,385	Culligan International Co., Term Loan	6.02	11/24/12	2,685,616
8,310	Dole Food Co., Inc., Term Loan	5.00 to 6.82	04/12/13	6,149,539
10,000	DSW Holdings, Inc., Term Loan	7.00	03/07/12	7,600,000
12,000	Farley’s & Sathers Candy Co., Inc., Term Loan	10.86 to 11.12	12/16/10	10,260,000
€3,189	Foodvest Ltd. AB, Term Loan (Sweden)	8.55 to 9.30	03/23/15 to 03/23/16	3,832,252
5,000	FSB Holdings, Inc., Term Loan	9.56	03/29/14	3,450,000
€1,977	Iglo Birds Eye, Term Loan (United Kingdom)	6.75 to 7.13	12/31/14 to 12/31/15	1,975,307
3,000	LJVH Holdings, Inc., Term Loan (Canada)	9.26	01/19/15	2,475,000
€3,594	Panrico, Inc., Term Loan (Spain)	7.27 to 7.64	05/31/14 to 05/31/15	2,909,093
15,249	Pinnacle Foods Finance, LLC, Term Loan	6.68 to 6.80	04/02/14	11,436,632

				63,787,256

	Broadcasting — Cable 4.5%
5,000	Charter Communications Operating, LLC, Term Loan	6.26	09/06/14	3,266,665

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Cable (continued)
$12,518	CSC Holdings, Inc., Term Loan	3.49 to 3.82%	02/24/12	$11,055,196
1,485	CW Media Holdings, Inc., Term Loan (Canada)	7.01	02/16/15	1,188,000
€17,600	Kabel Baden-Wuerttemburg, Term Loan (Germany)	7.63 to 8.13	06/09/14 to 06/09/15	16,300,645
4,960	Knology, Inc., Term Loan	6.40	06/30/12	3,595,890

				35,406,396

	Broadcasting — Diversified 1.1%
7,875	Alpha Topco Ltd., Term Loan (United Kingdom)	5.37 to 6.63	12/31/13 to 06/30/14	5,295,375
995	Cumulus Media, Inc., Term Loan	4.75 to 4.97	06/11/14	579,541
3,567	NEP II, Inc., Term Loan	6.01	02/16/14	2,621,402

				8,496,318

	Broadcasting — Radio 1.9%
1,877	CMP KC, LLC, Term Loan	7.00 to 8.56	05/03/11	581,809
5,098	CMP Susquehanna Corp., Term Loan	5.00 to 5.25	05/05/13	2,293,978
7,790	Emmis Operating Co., Term Loan	4.81 to 5.77	11/01/13	4,479,109
1,901	Multicultural Radio Broadcasting, Inc., Term Loan	6.80	12/18/12	1,463,963
1,415	Nextmedia Operating, Inc., Term Loan	7.26 to 10.17	11/15/12	969,615

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Radio (continued)
$4,523	Nextmedia Operating, Inc., Term Loan (a)	10.17%	11/15/13	$2,872,044
3,964	Spanish Broadcasting Systems, Inc., Term Loan	5.52	06/11/12	1,838,340

				14,498,858

	Broadcasting — Television 2.3%
3,000	FoxCo Acquisition, LLC, Term Loan	7.25	07/14/15	2,370,000
642	High Plains Broadcasting Operating Co., LLC, Term Loan	8.21	09/14/16	384,337
11,650	NV Broadcasting, Term Loan	5.82 to 9.32	11/01/13 to 11/01/14	6,248,250
2,428	Newport Television LLC, Term Loan	8.21	09/14/16	1,452,734
12,470	Univision Communications, Inc., Term Loan	5.25 to 5.50	03/29/09 to 09/29/14	7,390,263

				17,845,584

	Buildings & Real Estate 3.2%
2,000	El Ad IDB Las Vegas, LLC, Term Loan	8.51	02/10/09	1,780,000
7,479	Ginn LA CS Borrower, LLC, Term Loan (b)	8.50 to 12.50	06/08/11 to 06/08/12	679,921
414	KAG Property, LLC, Term Loan (g)	6.00	09/23/09	414,097
3,775	Kuilima Resort Co., Term Loan (a) (b) (g)	28.26	09/30/11	0

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$92	Kuilima Resort Co., Term Loan (a)(b)(c)(g)	28.26%	10/01/08	$0
5,000	Kyle Acquisition Group, LLC, Term Loan (b)	5.75 to 6.00	07/20/09 to 07/20/11	825,000
19,199	Lake at Las Vegas Joint Venture, LLC, Term Loan (a)(b)(d)	12.62 to 16.10	08/20/09 to 06/20/12	4,627,923
1,806	Lake Las Vegas Resort, Revolving Credit Agreement (a)(b)(d)	16.10	06/20/12	180,556
218	Landsource Communities Development, LLC, Revolving Credit Agreement (b)(d)	9.50	05/31/09	215,060
2,182	Landsource Communities Development, LLC, Term Loan (a)(b)(d)	8.25	05/31/09	953,769
3,000	Metroflag BP, LLC, Term Loan	12.00	01/06/09	1,350,000
2,000	NLV Holdings, LLC, Term Loan	11.37	05/30/12	300,000
4,994	Pivotal Promontory, LLC, Term Loan (b)(d)	7.75 to 9.50	08/31/10 to 08/31/11	1,447,807
1,344	Realogy Corp., Term Loan	6.50 to 6.78	10/10/13	864,632
3,926	Re/Max International, Inc., Term Loan	6.50 to 8.01	12/17/12	3,140,444

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$4,525	Rhodes Ranch General Partnership, Term Loan (a)	11.26 to 12.51%	11/21/10 to 11/21/11	$1,484,153
617	Shea Capital I, LLC, Term Loan	5.25	10/27/11	308,709
1,638	Shea Mountain House, LLC, Term Loan	5.25	05/11/11	573,471
2,000	Standard Pacific Corp., Term Loan	4.56	05/05/13	1,323,334
2,496	Tamarack Resorts, LLC, Term Loan (b)	8.05 to 8.25	05/19/11	1,185,705
4,166	WCI Communities, Inc, Term Loan (d)	8.97	12/23/10	3,110,262

				24,764,843

	Business Equipment & Services 2.7%
2,970	GSI Holdings, LLC, Term Loan	5.81	08/01/14	2,182,950
2,000	HydroChem Industrial Services, Inc., Term Loan	8.56	07/12/14	1,880,000
3,924	NCO Financial Systems, Term Loan	7.06 to 8.02	05/15/13	3,384,059
6,873	RGIS Services, LLC, Term Loan	5.31 to 5.62	04/30/14	4,719,326
3,955	SMG Holdings, Inc., Term Loan	6.42 to 6.88	07/27/14	3,401,257
7,753	Nielsen Finance, LLC, Term Loan	4.80	08/09/13	5,652,056

				21,219,648

	Chemical, Plastics & Rubber 6.7%
5,802	Arizona Chemical Co., Term Loan	4.81 to 8.31	02/28/13 to 02/28/14	3,655,774
€10,757	Borsodchem, Term Loan (Hungary)	7.66 to 8.16	11/28/14 to 11/28/15	10,017,024

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemical, Plastics & Rubber (continued)
5,000	Brenntag Holdings, GMBH & Co. KG, Term Loan (Germany)	7.07%	07/17/15	$3,225,000
4,914	Fibervisions Delaware Corp., Term Loan	8.01	03/31/13	3,562,750
2,305	Foamex L.P., Term Loan	6.25 to 8.07	02/12/13	1,065,927
9,174	Hexion Specialty Chemicals, Inc., Term Loan	5.06 to 6.19	05/05/13 to 05/06/13	5,953,372
1,250	Lyondell Chemical Co., Revolving Credit Agreement	8.04	12/20/13	718,752
4,146	Lyondell Chemical Co., Term Loan	8.04	12/20/14	2,508,229
€10,572	Momentive Performance, Term Loan	6.75	12/14/13	9,589,692
4,988	PQ Corp., Term Loan	6.72 to 7.02	07/30/14	3,447,609
4,962	Univar, Inc., Term Loan	6.76	10/10/14	3,479,953
13,827	Wellman, Inc., Term Loan (b)(d)	7.24 to 9.99	02/10/09 to 02/10/10	5,031,830

				52,255,912

	Construction Material 1.8%
1,861	Axia, Inc., Term Loan (h)	5.77	12/21/12	976,956
4,080	Axia, Inc., Term Loan (a) (h)	18.22	12/21/12	2,550,126

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Construction Material (continued)
$2,443	Beacon Sales Acquisition, Inc., Term Loan	5.77 to 6.05%	09/30/13	$1,831,922
4,815	Building Materials Corp. of America, Term Loan	6.50 to 9.00	02/24/14 to 09/15/14	2,833,192
2,835	Building Materials Holding, Corp., Term Loan	7.25 to 9.01	11/10/11	1,559,008
3,859	Contech Construction Products, Inc., Term Loan	5.00	01/31/13	2,575,673
2,000	Custom Building Products, Inc., Term Loan	8.50	04/20/12	1,400,000
964	United Subcontractors, Inc., Term Loan	7.10 to 8.14	12/27/12	530,029

				14,256,906

	Containers, Packaging & Glass 2.9%
3,048	Anchor Glass Container Corp., Term Loan	7.50 to 7.96	06/20/14	2,582,857
8,957	Berlin Packaging, LLC, Term Loan	5.81 to 9.31	08/17/14 to 08/17/15	7,119,290
4,510	Berry Plastics Group, Inc., Term Loan (a)	11.33	06/05/14	2,480,576
1,593	Berry Plastics Group, Inc., Term Loan	4.80	04/03/15	1,172,935
5,970	Consolidated Container Co., LLC, Term Loan	5.25 to 9.26	03/28/14 to 09/28/14	2,969,157
2,388	Graphic Packaging International, Inc., Revolving Credit Agreement	5.25 to 6.84	05/16/13	1,742,875
2,480	Solo Cup, Co., Term Loan	6.31 to 7.43	02/27/11	2,155,584

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
$2,962	Unifrax Corp., Term Loan	5.38%	05/02/13	$2,414,051

				22,637,325

	Diversified Manufacturing 0.4%
6,794	Euramax International, Inc., Term Loan	7.50 to 11.00	06/29/12 to 06/29/13	3,426,832

	Ecological 0.6%
10,250	Synagro Technologies, Inc., Term Loan	7.56	10/02/14	4,663,750

	Education & Child Care 1.0%
2,993	Bright Horizons Family Solutions, Term Loan	7.00 to 7.50	05/28/15	2,384,026
500	Educate, Inc., Term Loan	9.08	06/14/14	350,000
1,990	Education Management Corp., Term Loan	5.56	06/01/13	1,402,682
5,000	Nelson Education Ltd., Term Loan (Canada)	9.76	07/05/15	3,875,000

				8,011,708

	Electronics 4.2%
2,954	Ax Acquisition Corp, Term Loan	6.56	08/15/14	2,222,831
4,000	Dealer Computer Services, Inc., Term Loan	8.67	10/26/13	2,380,000
9,260	Edwards (Cayman Islands II) Ltd, Term Loan	4.81 to 8.56	05/31/14 to 11/30/14	5,776,665
2,970	Infor Enterprise Solutions Holdings, Inc., Term Loan	7.52	07/28/12	1,878,334

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics (continued)
$5,941	Kronos, Inc., Term Loan	6.01 to 9.51%	06/11/14 to 06/11/15	$4,144,634
7,900	Open Solutions, Inc., Term Loan	5.96	01/23/14	4,344,872
4,930	Stratus Technologies, Inc., Term Loan	7.52	03/29/11	3,598,606
4,962	Sungard Data Systems, Inc., Term Loan	4.55	02/28/14	3,824,376
5,377	Verint Systems, Inc., Term Loan	6.25	05/25/14	3,898,146
1,324	X-Rite, Inc., Term Loan	8.12 to 9.00	10/24/12	1,142,022

				33,210,486

	Entertainment & Leisure 4.4%
4,950	Bushnell, Inc., Term Loan	7.51	08/24/13	3,910,500
3,562	Fender Musical Instruments Corp., Term Loan	5.17 to 6.02	06/09/14	2,226,050
44,812	Metro-Goldwyn-Mayer Studios, Inc., Term Loan (e)	7.01	04/08/12 to 04/09/12	22,181,846
4,937	Panavision, Inc., Term Loan	6.31 to 7.03	03/30/11	4,072,919
2,478	True Temper Sports, Inc., Term Loan	6.03 to 6.46	03/15/11	1,933,160

				34,324,475

	Farming & Agriculture 0.5%
5,000	Wm. Bolthouse Farms, Inc., Term Loan	9.26	12/16/13	3,800,000

	Finance 4.5%
4,302	C.G. JCF Corp., Term Loan	6.12	08/01/14	3,204,856

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Finance (continued)
€14,850	First Data Corp., Term Loan	7.78 to 7.89%	09/28/14	$13,154,306
393	First Data Corp., Term Loan	5.95 to 6.51	09/24/14	290,149
6,272	National Processing Company Group, Term Loan	7.10 to 10.71	09/29/12 to 09/29/14	4,510,410
3,317	Nuveen Investments, Inc., Term Loan	6.12 to 6.77	11/13/14	1,912,612
5,136	Oxford Acq. III Ltd., Term Loan (United Kingdom)	5.58	05/12/14	3,244,471
9,950	RJO Holdings Corp., Term Loan	6.00 to 9.75	07/12/14 to 07/12/15	4,709,375
5,463	Transfirst Holdings, Inc., Term Loan	6.52 to 9.77	06/15/14 to 06/15/15	4,072,344

				35,098,523

	Health & Beauty 1.2%
5,081	American Safety Razor Co., Term Loan	9.37 to 9.47	01/30/14	4,242,339
7,202	Marietta Intermediate Holdings, Term Loan (a)	8.00 to 12.00	11/30/10 to 12/17/11	1,261,221
4,938	Philosophy, Inc., Term Loan	5.12	03/16/14	3,406,875

				8,910,435

	Healthcare 5.4%
534	Community Health Systems, Inc., Term Loan	5.06 to 5.97	07/25/14	429,270
4,054	Concentra, Inc., Term Loan	6.02 to 9.27	06/25/14 to 06/25/15	1,761,621

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$1,985	FHC Health Systems, Term Loan	8.76%	12/13/13	$1,786,500
7,437	HCA, Inc., Term Loan	6.01	11/18/13	6,156,126
14,780	HCR Healthcare, LLC, Term Loan	5.50 to 5.72	12/22/14	9,939,802
4,559	Health Management Associates, Inc., Term Loan	5.51	02/28/14	3,214,164
1,708	HealthCare Partners, LLC, Term Loan	5.51	10/31/13	1,447,726
9,462	Inverness Medical Innovations, Inc., Term Loan	4.50 to 5.50	06/26/14 to 06/26/15	6,737,312
2,200	Surgical Care Affiliates, LLC, Revolving Credit Agreement	5.00 to 5.76	06/29/13	1,298,000
5,947	Surgical Care Affiliates, LLC, Term Loan	5.76	12/29/14	3,865,801
3,976	United Surgical Partners International, Inc., Term Loan	4.94 to 6.19	04/19/14	2,723,687
4,942	Viant Holdings, Inc., Term Loan	6.02	06/25/14	2,940,758

				42,300,767

	Home & Office Furnishings, Housewares & Durable Consumer Products 1.5%
8,801	Hunter Fan Co., Term Loan	5.31 to 9.56	04/16/14 to 10/16/14	4,691,173

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Home & Office Furnishings, Housewares & Durable Consumer Products (continued)
$4,938	Mattress Holdings, Corp., Term Loan	5.43%	01/18/14	$2,777,344
4,000	National Bedding Co., LLC, Term Loan	8.40	02/28/14	2,520,000
2,539	Quality Home Brands Holdings, LLC, Term Loan	7.98	12/20/12	1,650,173

				11,638,690

	Hotels, Motels, Inns & Gaming 9.6%
10,467	Cannery Casino Resorts, LLC, Term Loan	5.05 to 7.06	05/18/13 to 05/18/14	9,568,946
£2,419	Gala Group Ltd., Term Loan (United Kingdom)	7.58	10/07/12	2,288,834
10,000	Gateway Casinos & Entertainment, Term Loan	9.55	03/31/15	4,933,330
4,758	Golden Nugget, Inc., Term Loan	5.22 to 6.51	06/30/14 to 12/31/14	1,948,485
842	Greektown Casino, LLC, Term Loan (d)	7.75	12/03/12	678,117
4,966	Greektown Holdings, LLC, Term Loan	9.25	06/01/09	4,767,355
4,990	Green Valley Ranch Gaming, LLC, Term Loan	4.75 to 6.00	02/16/14 to 08/16/14	2,262,257
4,575	Harrah’s Operating Co., Inc., Term Loan	6.54 to 6.76	01/28/15	3,148,258
8,700	Magnolia Hill, LLC, Term Loan	6.37 to 14.00	10/30/13 to 04/24/14	8,143,000

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$2,311	Penn National Gaming, Inc., Term Loan	4.55 to 5.29%	10/03/12	$1,932,476
€22,500	Regency Entertainment, Term Loan (Greece)	7.03 to 7.40	03/02/14 to 03/02/15	21,030,056
7,497	Wembley, Inc., Term Loan (a)	7.06 to 8.30	08/23/11 to 07/18/12	1,783,370
6,667	Wynn Resorts, Term Loan	5.47 to 6.77	06/21/10	5,916,667
7,509	Yonkers Racing Corp., Term Loan	10.69	08/12/11	6,570,185

				74,971,336

	Insurance 3.0%
5,610	Alliant Holdings I, Inc., Term Loan	6.76	11/01/14	3,870,900
7,406	AmWins Group, Inc, Term Loan	5.31 to 5.50	06/08/13	5,406,562
3,061	Conseco, Inc., Term Loan	5.00	10/10/13	2,027,957
6,462	HMSC Holdings, Corp., Term Loan	5.25 to 8.50	04/03/14 to 10/03/14	2,719,643
5,860	Mitchell International, Inc., Term Loan	9.06	03/30/15	4,746,600
5,995	Vertafore, Inc., Term Loan	7.06 to 8.81	01/31/12 to 01/31/13	4,495,600

				23,267,262

	Machinery 1.1%
5,790	Goodman Global, Inc., Term Loan	7.71	02/13/14	4,733,325
3,960	Mold-Masters Luxembourg Holdings, SA, Term Loan	7.63	10/11/14	3,603,600

				8,336,925

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Medical Products & Services 0.8%
$2,000	AGA Medical Corp., Term Loan	4.69 to 5.10%	04/28/13	$1,620,000
1,860	Biomet, Inc., Term Loan	6.76	03/25/15	1,623,556
1,868	Carestream Health, Inc., Term Loan	5.42 to 5.76	04/30/13	1,229,470
3,000	VWR Funding, Inc., Term Loan	5.67	06/29/14	2,094,999

				6,568,025

	Mining, Steel, Iron & Non-Precious Metals 0.7%
7,391	John Maneely Co., Term Loan	6.05 to 8.00	12/09/13	5,450,784

	Natural Resources 0.9%
3,200	CDX Funding, LLC, Term Loan (b)	12.25	03/31/13	2,336,000
3,000	Dresser, Inc., Term Loan	8.56	05/04/15	1,854,999
1,000	Hudson Products Holdings, Inc., Term Loan	8.00	08/24/15	865,000
2,992	Western Refining, Inc., LP, Term Loan	9.25	05/30/14	2,259,280

				7,315,279

	Non-Durable Consumer Products 5.7%
6,703	Amscan Holdings, Inc., Term Loan	5.06 to 5.49	05/25/13	5,027,203
5,963	Huish Detergents, Inc., Term Loan	5.77 to 8.02	04/26/14 to 10/26/14	4,620,000
8,376	KIK Custom Products, Inc., Term Loan	5.80 to 8.54	05/31/14 to 11/30/14	3,148,514
2,969	Mega Brands, Inc., Term Loan (Canada)	8.75	07/26/12	1,707,375

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Non-Durable Consumer Products (continued)
$988	Nice Pak Products, Inc., Term Loan	6.13%	06/18/14	$760,375
€17,879	Ontex, Term Loan (Belgium)	8.79 to 9.29	08/08/12 to 08/08/13	18,685,667
509	Spectrum Brands, Inc., Revolving Credit Agreement	7.72	03/30/13	349,538
9,947	Spectrum Brands, Inc., Term Loan	6.68 to 8.32	03/30/13	6,826,182
5,000	Targus Group International, Inc., Term Loan (g)	11.35	05/22/13	2,375,000
1,980	Wilton Products, Inc., Term Loan	6.06 to 6.37	08/01/14	999,900

				44,499,754

	Paper & Forest Products 1.6%
3,200	Ainsworth Lumber Co., Ltd., Term Loan	8.25	06/26/14	2,304,000
7,444	New Page, Term Loan	7.00	12/19/14	6,077,293
1,978	SP Newsprint, Term Loan	11.00	03/31/10	1,799,778
373	Verso Paper Holdings, LLC, Term Loan	10.01	08/01/13	224,005
3,453	White Birch Paper Co., Term Loan (Canada)	6.52	05/08/14	2,295,937

				12,701,013

	Pharmaceuticals 0.2%
2,000	Generics International, Inc., Term Loan	11.26	04/30/15	1,530,000

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing 11.1%
$9,769	American Media Operations, Inc., Term Loan	7.56%	01/31/13	$6,569,892
1,823	Ascend Media Holdings, LLC, Term Loan	8.82 to 9.77	01/31/12	911,745
1,169	Canon Communications, LLC, Term Loan	6.50	05/31/11	1,022,627
993	DRI Holdings, Inc., Term Loan	6.52 to 6.63	07/03/14	695,409
4,000	Endurance Business Media, Term Loan (g)	10.00	01/26/14	2,350,000
4,963	FSC Acquisition, LLC, Term Loan	5.25	03/08/14	2,642,531
4,123	Gatehouse Media, Inc, Term Loan	4.81 to 5.00	08/28/14	1,016,960
10,000	Idearc, Inc., Term Loan	4.62	11/17/13	4,550,000
3,454	Intermedia Outdoor, Inc., Term Loan	6.76	01/31/13	2,788,781
5,745	MediaNews Group, Inc., Term Loan	5.82 to 7.07	12/30/10 to 08/02/13	3,069,137
9,870	Merrill Communications, LLC, Term Loan	10.22	11/15/13	4,194,750
2,333	Newsday, LLC, Term Loan	9.01	08/01/13	1,960,000
5,954	Penton Media, Inc., Term Loan	5.37 to 8.42	02/01/13 to 02/01/14	3,161,840
€12,133	Primacom, Term Loan (Germany) (g)	8.14 to 9.39	12/20/14 to 12/20/16	15,464,153
4,466	Primedia, Inc., Term Loan	5.42 to 6.01	08/01/14	3,673,491
€13,000	Prosiebensat.1 Media AG, Term Loan (Germany)	6.85	07/03/15	8,933,972

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$3,144	R.H. Donnelley, Inc., Term Loan	6.75 to 7.52%	06/30/11	$2,024,790
3,686	Thomas Nelson, Inc.,Term Loan	8.50	06/12/12	2,967,235
3,191	Thomson Medical Education, Term Loan	6.06 to 9.81	04/14/14 to 04/13/15	2,762,626
16,000	Tribune Co., Bridge Loan (e) (l)	9.00	12/20/15	1,920,000
32,045	Tribune Co., Term Loan (l)	6.00	05/19/14	14,740,568

				87,420,507

	Restaurants & Food Service 0.9%
1,367	Advantage Sales & Marketing, Inc., Term Loan	5.50 to 5.77	03/29/13	959,986
1,580	Center Cut Hospitality, Inc., Term Loan	5.32	07/06/14	1,169,200
911	Sagittarius Restaurants, LLC, Term Loan	9.50	03/29/13	441,797
4,521	Volume Services America, Inc., Term Loan	7.50	10/01/10	4,226,912

				6,797,895

	Retail — Oil & Gas 0.9%
9,409	Pantry, Inc. (The), Term Loan	4.87	05/15/14	6,680,139

	Retail — Specialty 2.1%
€7,796	Travelport, Term Loan	7.39	08/23/13	6,259,664
€8,500	Zapf, Term Loan (Germany) (g)	8.08	11/30/12	9,966,976

				16,226,640

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Retail — Stores 3.0%
$6,093	Dollar General Corp, Term Loan	5.75 to 6.51%	07/06/14	$4,816,310
8,890	General Nutrition Centers, Inc., Term Loan	6.01 to 6.30	09/16/13	6,163,595
13,500	Guitar Center, Inc., Term Loan	6.72	10/09/14	8,437,500
2,000	Neiman Marcus Group, Inc., Term Loan	4.57	04/06/13	1,520,626
2,000	Rite Aid Corp., Term Loan	6.00	06/04/14	1,580,000
1,065	Sally Holdings, Inc., Term Loan	5.06 to 5.47	11/16/13	835,579

				23,353,610

	Telecommunications — Equipment & Services 2.6%
€10,000	Fibernet, Term Loan (Bulgaria)	7.58 to 8.08	08/31/15 to 08/31/16	10,515,033
€11,387	Orion, Term Loan (Germany)	7.37 to 8.41	10/31/13 to 10/31/15	9,553,233

				20,068,266

	Telecommunications — Local Exchange Carriers 1.4%
8,083	Global Tel*Link Corp., Term Loan	6.62 to 7.26	02/14/13	7,840,326
3,156	Hawaiian Telcom Communications, Inc., Term Loan	6.26	06/01/14	1,720,121
282	NuVox Transition Subsidiary, LLC, Term Loan	6.07	05/31/14	223,093

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Telecommunications — Local Exchange Carriers (continued)
$1,400	Sorenson Communications, Inc., Term Loan	5.70%	04/28/14	$1,199,121

				10,982,661

	Telecommunications — Wireless 1.4%
3,950	Alltel Communications, Inc., Term Loan	5.50	05/15/15	3,780,941
3,410	Asurion Corp., Term Loan	5.80 to 7.09	07/03/14	2,552,075
5,511	MetroPCS Wireless, Inc., Term Loan	5.06 to 5.38	11/03/13	4,575,583

				10,908,599

	Textiles & Leather 0.7%
3,485	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	2,155,479
5,000	Levi Strauss & Co., Term Loan	6.76	03/27/14	3,581,250

				5,736,729

	Transportation — Cargo 0.6%
9,000	JHCI Acquisitions, Inc., Term Loan	8.62	12/19/14	4,507,497

	Transportation — Personal 0.4%
3,926	Coach America Holdings, Inc., Term Loan	6.23 to 6.63	04/20/14	2,787,609

	Utilities 2.5%
5,000	Bicent Power, LLC, Term Loan	7.77	12/31/14	3,875,000
4,853	First Light Power Resources, Inc., Term Loan	5.75 to 7.71	11/01/13 to 05/01/14	3,781,607

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Utilities (continued)
$1,995	Mach Gen, LLC, Term Loan	4.81 to 5.76%	02/22/13 to 02/22/14	$1,855,722
864	NRG Energy, Inc., Term Loan	5.26	02/01/13	752,224
7,095	Texas Competitive Electric Holdings Co., LLC, Term Loan	6.30 to 7.64	10/14/14	5,565,428
6,000	TPF Generation Holdings, LLC, Term Loan	8.01	12/15/14	4,095,000

				19,924,981

	Total Variable Rate Senior Loan Interests ** 114.3%			897,026,539

	Notes ** 25.5%
	Broadcasting — Cable 3.0%
5,000	Kabel Deutschland (Germany)	10.63	07/01/14	4,225,000
€18,500	Kabel Deutschland (Germany) (f)	10.75	07/01/14	19,688,602

				23,913,602

	Buildings & Real Estate 2.8%
€16,865	Eco-bat Finance PLC (United Kingdom) (f)	10.13	01/31/13	18,163,508
€5,000	Grohe Holding GmbH (Germany) (i)	8.19	01/15/14	3,536,875

				21,700,383

	Chemical, Plastics & Rubber 0.4%
5,000	Cognis GmbH (Germany) (f) (i)	4.82	09/15/13	2,875,000

	Construction Material 0.1%
2,000	Compression Polymers Corp. (f) (i)	9.90	07/01/12	1,290,000

	Containers, Packaging & Glass 4.8%
€14,900	Ardagh Glass Finance BV (Ireland) (f)	8.88	07/01/13	12,154,103

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
€14,200	Ardagh Glass Finance (Ireland) (f)	7.13%	06/15/17	$9,804,012
€15,725	Pregis Corp. (i)	10.30	04/15/13	15,482,669

				37,440,784

	Mining, Steel, Iron & Non-Precious Metals 2.1%
24,500	FMG Finance Pty Ltd (Australia) (f)	10.63	09/01/16	16,905,000

	Telecommunications — Equipment & Services 4.7%
€15,825	Magyar Telecom (Invtel) (Netherlands) (f)	10.75	08/15/12	17,119,071
€26,000	Versatel AG (Germany) (f) (i)	7.71	06/15/14	19,717,279

				36,836,350

	Telecommunications — Wireless 3.2%
13,000	Wind Acquisition Fin SA (Italy) (f)	10.75	12/01/15	12,592,548
€16,000	Wind Acquisition Fin SA (Italy) (f)	9.75	12/01/15	12,400,000

				24,992,548

	Transportation — Cargo 4.4%
€29,950	CB Bus AB (Sweden) (g)	9.13	08/01/09	34,355,480

Total Notes 25.5%				200,309,147

Equities 0.0%
Axia, Inc. (Warrants for 6,352 common shares, Expiration date 12/31/18, Acquired 9/24/08, Cost $0) (g) (h) (k)				0
Building Materials Holding Corp. (Warrants for 15,357 common shares, Expiration date 09/30/15, Acquired 10/09/08, Cost $0)				0

Total Equities 0.0%				0

Total Long-Term Investments 139.8% (Cost $1,650,951,446)				1,097,335,686

Short-Term Investments
Time Deposit 1.6%
State Street Bank & Trust Corp. ($12,672,952 par, 0.10% coupon, dated 10/31/08, to be sold on 11/03/08 at $12,673,058) (e)				12,672,952

Total Short-Term Investments 1.6% (Cost $12,672,952)				12,672,952

Total Investments 141.4% (Cost $1,663,624,398)				1,110,008,638

Foreign Currency 0.1% (Cost $544,897)				521,502

Borrowings (47.2%)				(370,000,000)

Other Assets in Excess of Liabilities 5.7%				44,417,803

Net Assets 100.0%				$784,947,943

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)
Par amounts are denominated in US currency unless otherwise noted.
Percentages are calculated as a percentage of net assets.

(a)	All or a portion of this security is payment-in-kind.

(b)	This Senior Loan interest is non-income producing.

(c)	The borrower is in the process of restructuring or amending the terms of this loan.

(d)	This borrower has filed for protection in federal bankruptcy court.

(e)	All or a portion of this security is designated in connection with unfunded loan commitments.

(f)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(h)	Affiliated company.

(i)	Variable rate security. Interest rate shown is that in effect at October 31, 2008.

(k)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted, as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.01% of the net assets of the Fund.

(l)	Subsequent to October 31, 2008, this borrower has filed for protection in federal bankruptcy court.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Fund invests generally pay interest at rates, which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
€-Euro
£-Great Britain Pound
Swap agreements outstanding as of October 31, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Bank of America N.A.	Cognis GMBH	Sell	3.90%	12/20/09	€5,000	0	$(267,170)
Bank of America N.A.	Seat Pagine Gialle S.P.A.	Sell	3.35	09/20/12	€5,000	0	(1,531,432)
Bank of America N.A.	Seat Pagine Gialle S.P.A.	Sell	3.65	12/20/12	€5,000	0	(1,531,764)
Citigroup Global Markets Limited	Basell AF S.C.A	Sell	4.05	12/20/09	€5,000	0	(607,510)
Citigroup Global Markets Limited	M-Real Oyj	Sell	4.25	12/20/09	€5,000	0	(974,360)
Credit Suisse International	Codere Fin Luxembourg S.A.	Sell	3.42	09/20/12	€5,000	0	(1,724,599)
Deutsche Bank	M-Real Oyj	Sell	4.15	12/20/09	€5,000	0	(981,067)
Goldman Sachs International	Boston Generating, LLC	Sell	2.00	06/20/09	4,000	0	(165,120)

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Goldman Sachs International	CDX.NA.HY.9	Sell	3.75	12/20/12	19,800	(778,615)	(3,329,492)
Goldman Sachs International	CDX.NA.HY.10	Sell	5.00	06/20/13	20,000	(1,046,875)	(3,018,347)
Goldman Sachs International	Citgo Petroleum Corp.	Sell	3.00	12/20/10	5,000	0	(79,716)
Goldman Sachs International	Gala Group Finance	Sell	3.45	12/20/12	€5,000	0	(1,057,201)
Goldman Sachs International	Gala Group Finance	Sell	4.15	03/20/13	€5,000	0	(989,601)
Goldman Sachs International	Grohe Holding GMBH	Sell	4.25	12/20/09	€10,000	0	(643,216)
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	4.69	09/20/12	5,000	0	(2,157,976)
Goldman Sachs International	LCDX.N.A.9	Sell	2.25	06/20/12	50,000	(3,935,000)	(6,425,000)
Goldman Sachs International	LCDX.NA.10	Sell	3.25	06/20/13	40,000	(875,000)	(4,683,556)
Goldman Sachs International	M-Real Oyj	Sell	3.45	09/20/09	€5,000	0	(832,892)
Goldman Sachs International	Peermont Global Limited	Sell	3.50	09/20/12	€5,000	0	(815,308)
Goldman Sachs International	Standard Pacific Corp	Sell	4.77	09/20/12	5,000	0	(578,688)
Goldman Sachs International	Texas Competitive Electric Holdings Company	Sell	2.85	06/20/10	5,000	0	(140,069)
Goldman Sachs International	UPC Holding	Sell	3.45	09/20/12	€5,000	0	(576,190)
UBS AG	CDX.NA.HY.9	Sell	3.75	12/20/12	19,400	(762,885)	(3,262,229)
UBS AG	CDX.NA.HY.10	Sell	5.00	06/20/13	20,000	(1,046,875)	(3,018,348)
UBS AG	Rank Group Finance	Sell	4.25	12/20/12	€10,000	0	(1,387,869)

Total Credit Default Swaps						$(8,445,250)	$(40,778,720)

Swap Collateral Pledged to Counterparty
Goldman Sachs International							21,780,000
Bank of America							3,894,500
UBS AG							2,200,000
Citi Global Markets							2,163,500
Credit Suisse							1,868,000
Deutsche Bank AG							1,464,000

Total Swap Collateral Pledged							$33,370,000

Total Swap Agreements							$(7,408,720)

Forward foreign currency contracts outstanding as of October 31, 2008 :

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Euro
3,651,305 expiring 01/16/09	US $	$4,645,474	$(702,593)
429,142 expiring 01/16/09	US $	545,988	(81,246)
11,421,435 expiring 01/16/09	US $	14,531,236	(1,549,002)
2,909,763 expiring 01/16/09	US $	3,702,026	(261,944)
22,934,916 expiring 01/16/09	US $	29,179,580	(1,850,444)
6,331,840 expiring 01/16/09	US $	8,055,858	(603,566)
3,776,641 expiring 01/16/09	US $	4,804,936	(264,449)
19,011,264 expiring 01/16/09	US $	24,187,606	366,492

			(4,946,752)

Pound Sterling

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
95,390 expiring 01/16/09	US $	152,929	(21,816)
317,028 expiring 01/16/09	US $	508,259	(57,065)
457,405 expiring 01/16/09	US $	733,312	19,028

			(59,853)

Swedish Krona
27,578,131 expiring 01/16/09	US $	3,549,086	(602,996)

Total Long Contracts			(5,609,601)

Short Contracts:
Euro
315,836,007 expiring 01/16/09	US $	401,831,082	60,821,293
3,188,775 expiring 01/16/09	US $	4,057,007	172,903

			60,994,196

Pound Sterling
2,303,430 expiring 01/16/09	US $	3,692,859	557,660

Swedish Krona
27,578,131 expiring 01/16/09	US $	3,549,086	622,403

Total Short Contracts			62,174,259

Total Forward Foreign Currency Contracts			$56,564,658

Summary of Long-Term Investments by Country Classification

		Percentage of
		Long-Term
Country	Value	Investments
United States	753,244,139	68.6%
Germany	113,486,735	10.3
Sweden	38,187,732	3.5
United Kingdom	30,967,496	2.8
Luxembourg	24,992,548	2.3
Ireland	21,958,116	2.0
Greece	21,030,056	1.9
Belgium	18,685,667	1.7
Netherlands	17,119,071	1.6
Australia	16,905,000	1.5
Canada	11,541,313	1.1
Bulgaria	10,515,033	1.0
Hungary	10,017,024	0.9
Cayman Islands	5,776,664	0.5
Spain	2,909,092	0.3

	$1,097,335,686	100.0%

Ratings Allocation as of 10/31/08
BBB/Baa	1.1%
BB/Ba	24.1%
B/B	38.5%
CCC/Caa	10.1%
CC/Ca	0.2%
Non-Rated	26.0%
Ratings allocations are as a percentage of long-term debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in

Van Kampen Dynamic Credit Opportunities Fund
Portfolio of Investments ▪ October 31, 2008 (Unaudited)
pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Investments*
Level 1 — Quoted Prices	$-0-	$-0-
Level 2 — Other Significant Observable Inputs	1,079,438,406	15,785,938
Level 3 — Significant Unobservable Inputs	30,570,232	-0-

Total	$1,110,008,638	$15,785,938

*	Other financial instruments include futures, forwards and swap contracts
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 7/31/08	$44,103,871
Accrued discounts/premiums	6,976
Realized gain/loss	(163,563)
Change in unrealized appreciation/depreciation	(9,869,737)
Net purchases/sales	(3,507,321)
Net transfers in and/or out of Level 3	-0-

Balance as of 10/31/08	$30,570,226

Net change in unrealized appreciation/depreciation from investments still held as of 10/31/08	$-0-
Security Valuation The Fund’s loans and debt obligations are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, loans and debt obligations for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other loans and debt obligations are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by the Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the loans in the Fund’s portfolio. The fair value of loans are reviewed and approved by the Fund’s Valuation Committee and the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Credit default swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan articipations are valued at cost in the absence of any indication of impairment.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Dynamic Credit Opportunities Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2008

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	December 17, 2008